Significant Accounting Policies and Significant Judgements (Tables)	12 Months Ended
Oct. 31, 2021
Schedule of Amortization

Furniture and fixtures	7-10	years on a straight-line basis
Computer and office equipment	3-5	years on a straight-line basis
Production equipment and other	5-10	years on a straight-line basis
Leasehold improvements	15-40	months on a straight-line basis

Schedule of financial assets and financial liabilities

Asset/Liability	Classification
Accounts receivable	Amortized cost
Cash	Amortized cost
Marketable securities	FVTPL
Accounts payable and accrued liabilities	Amortized cost
Long-term debt	Amortized cost
Interest payable	Amortized cost
Convertible debentures	Amortized cost
Derivative liabilities	FVTPL

Schedule of lease obligations

$
Operating lease commitments at October 31, 2019	322,100
Discounted using incremental borrowing rate	(45,669)
Lease liabilities for purchased assets	142,205
Lease obligations - November 1, 2019	418,636

Schedule of consolidated financial statements

	Balance – October 31, 2019	Adoption of IFRS 16	Restated balance – November 1, 2020
	$	$	$
Right-of-use assets	-	276,431	276,431
Property & equipment	232,059	-	232,059
Current portion of lease liability	129,876	225,862	355,738
Lease liability	12,329	50,569	62,898